Subsequent events (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Mar. 26, 2020	Feb. 17, 2020	Feb. 15, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid					$ 73,804	$ 72,497	$ 57,037
Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit				$ 1.76
Subsequent Event [Member] | Phantom Share Units (PSUs) [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	8,100
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.546875
Distribution Made to Limited Partner, Cash Distributions Paid		$ 3,700
Subsequent Event [Member] | Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit			$ 0.44
Distribution Made to Limited Partner, Cash Distributions Paid			$ 15,000